ASSET RETIREMENT OBLIGATIONS (Schedule of Asset Retirement Obligations) (Details) - 12 months ended Dec. 31, 2018 ¥ in Thousands	USD ($)	CNY (¥)
ForeignCurrencyLineItems [Line Items]
At January 1, 2017		¥ 5,302
Accretion expenses		60
Disposal of subsidiaries		(5,338)
Exchange adjustment		(24)
At December 31, 2018
USD [Member]
ForeignCurrencyLineItems [Line Items]
At January 1, 2017
Accretion expenses
Disposal of subsidiaries
Exchange adjustment
At December 31, 2018 | $